Segmented Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Aggregates external revenues by customer
Revenue from external customers	$ 28,748	$ 23,465	$ 16,876
General Motors [Member]
Aggregates external revenues by customer
Revenue from external customers	6,202	4,731	3,141
BMW [Member]
Aggregates external revenues by customer
Revenue from external customers	4,191	3,090	2,850
Fiat or Chrysler Group [Member]
Aggregates external revenues by customer
Revenue from external customers	3,864	3,102	1,817
Ford Motor Company [Member]
Aggregates external revenues by customer
Revenue from external customers	3,549	3,371	2,525
Volkswagen [Member]
Aggregates external revenues by customer
Revenue from external customers	3,187	2,567	2,001
Daimler AG [Member]
Aggregates external revenues by customer
Revenue from external customers	2,793	2,354	1,757
Other [Member]
Aggregates external revenues by customer
Revenue from external customers	$ 4,962	$ 4,250	$ 2,785